Business, Basis of Presentation and Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Business Description And Basis Of Presentation [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2016 is as follows:
2017	$25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	172,000
$297,000

Primsol Business [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company’s allocation of consideration transferred for Primsol as of the purchase date of October 5, 2015 is as follows:

Fair Value

Tangible assets	$182,000

Intangible assets	1,470,000

Goodwill	147,000

Total assets acquired	$1,799,000

The Company’s allocation on consideration transferred for Primsol as of the purchase date of October 5, 2015 is as follows:

Fair Value

Tangible assets	$182,000

Intangible assets	1,470,000

Goodwill	147,000

Total assets acquired	$1,799,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2016 is as follows:
2017	$245,000
2018	245,000
2019	245,000
2020	245,000
2021	245,000
Thereafter	72,000
$1,297,000

Prostascint Business [Member]
Business Description And Basis Of Presentation [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company’s allocation of consideration transferred for ProstaScint as of the purchase date of May 20, 2015 is as follows:

Fair Value

Tangible assets	$727,000

Intangible assets	1,590,000

Goodwill	74,000

Total assets acquired	$2,391,000

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 is as follows:

Estimated Fair Value
Tangible assets	$727,000
Intangible assets	1,590,000
Goodwill	74,000
Total assets acquired	$2,391,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2016 is as follows:
2017	$159,000
2018	159,000
2019	159,000
2020	159,000
2021	159,000
Thereafter	616,000
$1,411,000